UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number	811-05150

Cornerstone Strategic Value Fund, Inc.
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

Paul Leone, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

Cornerstone Strategic

Value Fund, Inc.

June 30, 2023

CONTENTS

Portfolio Summary	1
Schedule of Investments	2
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	13
Results of Annual Meeting of Stockholders	18
Investment Management Agreement Approval Disclosure	19
Description of Dividend Reinvestment Plan	21
Proxy Voting and Portfolio Holdings Information	23
Summary of General Information	23
Stockholder Information	23

Cornerstone Strategic Value Fund, Inc. Portfolio Summary - As Of June 30, 2023 (unaudited)

SECTOR ALLOCATION

Sector	Percent of Net Assets
Information Technology	22.9
Health Care	11.9
Financials	11.8
Consumer Discretionary	9.2
Closed-End Funds	9.1
Communication Services	7.9
Industrials	7.9
Consumer Staples	6.6
Exchange-Traded Funds	4.6
Energy	2.9
Utilities	2.4
Materials	1.1
Real Estate	1.1
Other	0.6

TOP TEN HOLDINGS, BY ISSUER

	Holding	Sector	Percent of Net Assets
1.	Apple Inc.	Information Technology	7.8
2.	Microsoft Corporation	Information Technology	6.5
3.	Alphabet Inc. - Class C	Communication Services	4.1
4.	Amazon.com, Inc.	Consumer Discretionary	3.5
5.	NVIDIA Corporation	Information Technology	2.9
6.	Berkshire Hathaway Inc. - Class B	Financials	2.8
7.	JPMorgan Chase & Co.	Financials	1.9
8.	Tesla, Inc.	Consumer Discretionary	1.9
9.	Invesco QQQ TrustSM, Series 1	Exchange-Traded Funds	1.7
10.	Visa, Inc. - Class A	Financials	1.7

1

Cornerstone Strategic Value Fund, Inc. Schedule of Investments – June 30, 2023 (Unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES — 99.46%
CLOSED-END FUNDS — 9.11%

CONVERTIBLE SECURITY FUNDS — 0.16%
Bancroft Fund Ltd.	11,604	$198,312
Ellsworth Growth and Income Fund Ltd.	42,063	361,742
Virtus Convertible & Income Fund	190,847	664,148
Virtus Convertible & Income Fund II	182,262	566,835
Virtus Diversified Income & Convertible Fund	36,479	728,850
		2,519,887
DEVELOPED MARKET — 0.04%
Japan Smaller Capitalization Fund, Inc.	99,578	716,962

DIVERSIFIED EQUITY — 2.36%
Adams Diversified Equity Fund, Inc.	805,680	13,543,481
Eaton Vance Tax-Advantaged Dividend Income Fund	116,701	2,654,948
Gabelli Dividend & Income Trust (The)	353,637	7,472,350
General American Investors Company, Inc.	178,718	7,456,115
Liberty All-Star® Growth Fund	238,849	1,292,173
Royce Value Trust	243,468	3,359,858
Tri-Continental Corporation	58,300	1,598,586
		37,377,511
EMERGING MARKETS — 0.03%
Morgan Stanley India Investment Fund, Inc.	20,606	446,532

ENERGY MLP FUNDS — 0.14%
ClearBridge MLP and Midstream Total Return Fund Inc.	35,100	1,113,722
Goldman Sachs MLP and Energy Renaissance Fund	25,953	407,203
Kayne Anderson Energy Infrastructure Fund, Inc.	9,100	74,074
Kayne Anderson NextGen Energy & Infrastructure, Inc.	33,515	237,957
PIMCO Energy and Tactical Credit Opportunities Fund	22,200	349,872
		2,182,828
GLOBAL — 0.56%
abrdn Global Dynamic Dividend Fund	41,841	399,163
abrdn Total Dynamic Dividend Fund	7,800	64,428
Clough Global Dividend and Income Fund	32,754	181,785
Clough Global Equity Fund	75,967	474,034
Clough Global Opportunities Fund	77,713	389,342
Eaton Vance Tax-Advantaged Global Dividend Income Fund	214,350	3,579,646
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	72,876	1,673,233
Gabelli Global Small and Mid Cap Value Trust (The)	19,701	236,089

See accompanying notes to financial statements.

2

Cornerstone Strategic Value Fund, Inc. Schedule of Investments – June 30, 2023 (unaudited) (continued)

Description	No. of Shares	Value
GLOBAL (Continued)
GDL Fund (The)	107,114	$840,309
John Hancock Tax-Advantaged Global Shareholder Yield Fund	10,799	50,647
Lazard Global Total Return and Income Fund, Inc.	46,284	722,493
Miller/Howard High Income Equity Fund	13,283	134,557
Royce Global Value Trust	6,050	55,902
		8,801,628
INCOME & PREFERRED STOCK — 0.24%
Calamos Long/Short Equity & Dynamic Income Trust	116,549	1,803,013
LMP Capital and Income Fund Inc.	142,372	1,823,785
RiverNorth Opportunities Fund, Inc.	16,558	189,424
		3,816,222
NATURAL RESOURCES — 0.54%
Adams Natural Resources Fund, Inc.	334,232	6,958,710
First Trust Energy Income and Growth Fund	74,904	1,043,413
NXG NextGen Infrastructure Income Fund	12,268	471,705
Tortoise Energy Independence Fund, Inc.	3,763	108,186
		8,582,014
OPTION ARBITRAGE/OPTIONS STRATEGIES — 1.42%
BlackRock Enhanced Global Dividend Trust	200,334	2,017,363
Eaton Vance Enhanced Equity Income Fund	40,387	665,982
Eaton Vance Enhanced Equity Income Fund II	241,490	4,320,255
Eaton Vance Risk-Managed Diversified Equity Income Fund	84,790	696,974
Eaton Vance Tax-Managed Buy-Write Income Fund	84,217	1,169,774
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	210,100	2,685,078
Eaton Vance Tax-Managed Diversified Equity Income Fund	72,500	903,350
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	208,546	1,714,248
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	402,464	3,187,515
First Trust Enhanced Equity Income Fund	20,516	359,645
Nuveen Core Equity Alpha Fund	27,633	352,597
Nuveen Dow 30SM Dynamic Overwrite Fund	99,902	1,409,617
Nuveen S&P 500 Dynamic Overwrite Fund	10,144	159,058
Virtus Dividend, Interest & Premium Strategy Fund	227,018	2,771,891
Voya Global Equity Dividend and Premium Opportunity Fund	20,891	107,380
		22,520,727

See accompanying notes to financial statements.

3

Cornerstone Strategic Value Fund, Inc. Schedule of Investments – June 30, 2023 (unaudited) (continued)

Description	No. of Shares	Value
REAL ESTATE — 0.35%
Cohen & Steers Quality Income Realty Fund, Inc.	274,764	$3,187,262
Cohen & Steers Real Estate Opportunities and Income Fund	65,384	900,992
Cohen & Steers Total Return Realty Fund, Inc.	61,496	702,284
Neuberger Berman Real Estate Securities Income Fund Inc.	110,747	336,671
Nuveen Real Estate Income Fund	53,840	400,031
		5,527,240
SECTOR EQUITY — 2.81%
BlackRock Health Sciences Trust II	689,490	11,321,425
BlackRock Innovation & Growth Trust	1,872,302	14,697,570
Gabelli Healthcare & WellnessRx Trust (The)	150,097	1,494,966
GAMCO Natural Resources, Gold & Income Trust	68,377	343,253
Neuberger Berman Next Generation Connectivity Fund Inc.	656,000	7,156,960
Nuveen Real Asset Income and Growth Fund	274,155	3,130,850
Tekla Healthcare Investors	152,212	2,595,215
Tekla Healthcare Opportunities Fund	129,737	2,474,085
Tekla Life Sciences Investors	89,099	1,206,400
Virtus Artificial Intelligence & Technology Opportunities Fund	3,547	65,265
		44,485,989
UTILITY — 0.46%
abrdn Global Infrastructure Income Fund	115,496	2,054,674
Allspring Utilities and High Income Fund	12,935	130,902
BlackRock Utilities, Infrastructure & Power Opportunities Trust	23,870	526,095
Cohen & Steers Infrastructure Fund, Inc.	190,260	4,493,941
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund	13,732	107,110
		7,312,722

TOTAL CLOSED-END FUNDS		144,290,262

COMMUNICATION SERVICES — 7.95%
Alphabet Inc. - Class C *	540,600	65,396,382
Comcast Corporation - Class A	209,700	8,713,035
Meta Platforms, Inc. - Class A *	89,500	25,684,710
Netflix, Inc. *	17,600	7,752,624
T-Mobile US, Inc. *	50,000	6,945,000
Verizon Communications Inc.	122,000	4,537,180
Walt Disney Company (The) *	76,900	6,865,632
		125,894,563
CONSUMER DISCRETIONARY — 9.23%
Amazon.com, Inc. *	425,600	55,481,216
AutoZone, Inc. *	1,700	4,238,712
Booking Holdings Inc. *	2,100	5,670,693
Chipotle Mexican Grill, Inc. *	1,100	2,352,900
eBay Inc.	38,000	1,698,220
General Motors Company	51,000	1,966,560

See accompanying notes to financial statements.

4

Cornerstone Strategic Value Fund, Inc. Schedule of Investments – June 30, 2023 (unaudited) (continued)

Description	No. of Shares	Value
CONSUMER DISCRETIONARY (Continued)
Hilton Worldwide Holdings Inc.	22,000	$3,202,100
Home Depot, Inc. (The)	29,000	9,008,560
Lowe’s Companies, Inc.	28,000	6,319,600
McDonald’s Corporation	21,000	6,266,610
NIKE, Inc. - Class B	44,100	4,867,317
O’Reilly Automotive, Inc. *	3,600	3,439,080
Ross Stores, Inc.	24,200	2,713,546
Starbucks Corporation	33,500	3,318,510
Tesla, Inc. *	115,000	30,103,550
TJX Companies, Inc. (The)	66,000	5,596,140
		146,243,314
CONSUMER STAPLES — 6.63%
Coca-Cola Company (The)	345,000	20,775,900
Costco Wholesale Corporation	40,500	21,804,390
Dollar General Corporation	19,000	3,225,820
Hershey Company (The)	9,000	2,247,300
Monster Beverage Corporation *	60,000	3,446,400
PepsiCo, Inc.	101,100	18,725,742
Philip Morris International Inc.	127,400	12,436,788
Procter & Gamble Company (The)	37,800	5,735,772
Walmart Inc.	106,000	16,661,080
		105,059,192
ENERGY — 2.87%
Chevron Corporation	55,000	8,654,250
ConocoPhillips	40,000	4,144,400
Devon Energy Corporation	50,000	2,417,000
Exxon Mobil Corporation	188,000	20,163,000
Kinder Morgan, Inc. - Class P	160,000	2,755,200
Occidental Petroleum Corporation	60,000	3,528,000
Pioneer Natural Resources Company	18,000	3,729,240
		45,391,090
EXCHANGE-TRADED FUNDS — 4.63%
Energy Select Sector SPDR® Fund (The)	87,500	7,102,375
Invesco QQQ TrustSM, Series 1	73,200	27,041,544
iShares Core S&P 500 ETF	5,000	2,228,550
SPDR S&P 500® ETF Trust	18,000	7,979,040
Technology Select Sector SPDR® Fund (The)	141,500	24,601,190
Vanguard Information Technology Index Fund ETF	10,000	4,421,600
		73,374,299
FINANCIALS — 11.77%
Aon plc - Class A	14,000	4,832,800
Arthur J. Gallagher & Co.	13,000	2,854,410
Bank of America Corporation	466,100	13,372,409
Berkshire Hathaway Inc. - Class B *	127,900	43,613,900
Charles Schwab Corporation (The)	145,000	8,218,600
Fiserv, Inc. *	20,800	2,623,920
JPMorgan Chase & Co.	210,000	30,542,400
Mastercard Incorporated - Class A	50,000	19,665,000
Moody’s Corporation	10,800	3,755,376
Morgan Stanley	120,000	10,248,000
MSCI Inc.	7,000	3,285,030
PayPal Holdings, Inc. *	52,700	3,516,671
Progressive Corporation (The)	52,000	6,883,240
Visa, Inc. - Class A	112,000	26,597,760
Wells Fargo & Company	149,000	6,359,320
		186,368,836

See accompanying notes to financial statements.

5

Cornerstone Strategic Value Fund, Inc. Schedule of Investments – June 30, 2023 (unaudited) (continued)

Description	No. of Shares	Value
HEALTH CARE — 11.99%
Abbott Laboratories	47,000	$5,123,940
AbbVie Inc.	53,000	7,140,690
Amgen Inc.	14,000	3,108,280
Biogen Inc. *	12,000	3,418,200
Boston Scientific Corporation *	100,000	5,409,000
Bristol-Myers Squibb Company	123,000	7,865,850
Cigna Group (The)	18,000	5,050,800
Danaher Corporation	44,900	10,776,000
DexCom, Inc. *	32,000	4,112,320
Elevance Health, Inc.	14,000	6,220,060
Eli Lilly and Company	33,000	15,476,340
Gilead Sciences, Inc.	87,100	6,712,797
HCA Healthcare, Inc.	17,000	5,159,160
Humana Inc.	10,000	4,471,300
Intuitive Surgical, Inc. *	5,800	1,983,252
IQVIA Holdings Inc. *	16,000	3,596,320
Johnson & Johnson	72,300	11,967,096
McKesson Corporation	14,000	5,982,340
Medtronic plc	36,000	3,171,600
Merck & Co., Inc.	132,700	15,312,253
Mettler-Toledo International Inc. *	2,000	2,623,280
Pfizer Inc.	152,000	5,575,360
Regeneron Pharmaceuticals, Inc. *	10,000	7,185,400
Stryker Corporation	26,000	7,932,340
Thermo Fisher Scientific Inc.	10,000	5,217,500
UnitedHealth Group Incorporated	46,500	22,349,760
Vertex Pharmaceuticals Incorporated *	20,000	7,038,200
		189,979,438
INDUSTRIALS — 7.85%
Boeing Company (The) *	52,000	10,980,320
Caterpillar Inc.	40,000	9,842,000
CSX Corporation	206,000	7,024,600
Deere & Company	22,000	8,914,180
Emerson Electric Co.	50,000	4,519,500
General Dynamics Corporation	24,000	5,163,600
General Electric Company	20,200	2,218,970
Honeywell International Inc.	60,000	12,450,000
Illinois Tool Works Inc.	23,000	5,753,680
Lockheed Martin Corporation	21,000	9,667,980
Norfolk Southern Corporation	21,000	4,761,960
PACCAR Inc.	43,500	3,638,775
Raytheon Technologies Corporation	120,000	11,755,200
Rockwell Automation, Inc.	12,000	3,953,400
TransDigm Group Incorporated	3,000	2,682,510
Union Pacific Corporation	60,000	12,277,200
United Parcel Service, Inc. - Class B	13,500	2,419,875
Waste Management, Inc.	36,000	6,243,120
		124,266,870
INFORMATION TECHNOLOGY — 22.87%
Accenture plc - Class A	19,000	5,863,020
Adobe Inc. *	23,000	11,246,770
Advanced Micro Devices, Inc. *	46,500	5,296,815
Analog Devices, Inc.	12,000	2,337,720
Apple Inc.	634,300	123,035,171
Applied Materials, Inc.	41,000	5,926,140
Autodesk, Inc. *	14,000	2,864,540
Broadcom Inc.	12,400	10,756,132
Cisco Systems, Inc.	118,000	6,105,320

See accompanying notes to financial statements.

6

Cornerstone Strategic Value Fund, Inc. Schedule of Investments – June 30, 2023 (unaudited) (continued)

Description	No. of Shares	Value
INFORMATION TECHNOLOGY (Continued)
Intuit Inc.	12,000	$5,498,280
Lam Research Corporation	7,700	4,950,022
Microsoft Corporation	302,700	103,081,458
NVIDIA Corporation	109,800	46,447,596
Oracle Corporation	78,000	9,289,020
Roper Technologies, Inc.	10,000	4,808,000
Salesforce, Inc. *	47,000	9,929,220
Texas Instruments Incorporated	26,500	4,770,530
		362,205,754
MATERIALS — 1.14%
Albemarle Corporation	10,000	2,230,900
Corteva, Inc.	35,200	2,016,960
DuPont de Nemours, Inc.	23,700	1,693,128
Freeport-McMoRan Inc.	72,500	2,900,000
Linde plc	24,300	9,260,244
		18,101,232
REAL ESTATE — 1.07%
AvalonBay Communities, Inc.	13,000	2,460,510
CBRE Group, Inc. - Class A *	27,000	2,179,170
Equinix, Inc.	3,800	2,978,972
Equity Residential	15,100	996,147
Public Storage	13,000	3,794,440
Realty Income Corporation	27,600	1,650,204
SBA Communications Corporation - Class A	9,000	2,085,840
Ventas, Inc.	15,800	746,866
		16,892,149
UTILITIES — 2.35%
American Electric Power Company, Inc.	46,000	3,873,200
American Water Works Company, Inc.	22,000	3,140,500
Constellation Energy Corporation	18,333	1,678,386
Dominion Energy, Inc.	33,900	1,755,681
Duke Energy Corporation	30,800	2,763,992
Exelon Corporation	88,000	3,585,120
NextEra Energy, Inc.	81,600	6,054,720
Sempra Energy	30,000	4,367,700
Southern Company (The)	92,000	6,463,000
WEC Energy Group, Inc.	22,000	1,941,280
Xcel Energy Inc.	25,000	1,554,250
		37,177,829
TOTAL EQUITY SECURITIES
(cost - $1,342,383,396)		1,575,244,828

See accompanying notes to financial statements.

7

Cornerstone Strategic Value Fund, Inc. Schedule of Investments – June 30, 2023 (unaudited) (continued)

Description	No. of Shares	Value
SHORT-TERM INVESTMENT — 0.58%
MONEY MARKET FUND — 0.58%
Fidelity Institutional Money Market Government Portfolio - Class I, 4.99% ^ (cost - $9,226,720)	9,226,720	$9,226,720

TOTAL INVESTMENTS — 100.04% (cost - $1,350,799,386)		1,584,471,548

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.04%)		(641,530)

NET ASSETS — 100.00%		$1,583,830,018

*	Non-income producing security.

^	The rate shown is the 7-day effective yield as of June 30, 2023.

plc	Public Limited Company.

See accompanying notes to financial statements.

8

Cornerstone Strategic Value Fund, Inc. Statement of Assets and Liabilities – JUNE 30, 2023 (unaudited)

ASSETS
Investments, at value (cost – $1,350,799,386) (Notes B and C)	$1,584,471,548
Receivables:
Investments sold	319,180
Dividends	933,279
Prepaid expenses	47,520
Total Assets	1,585,771,527

LIABILITIES
Payables:
Investment management fees (Note D)	1,271,458
Investments purchased	351,243
Administration and fund accounting fees (Note D)	102,504
Directors’ fees and expenses	74,997
Other accrued expenses	141,307
Total Liabilities	1,941,509

NET ASSETS (applicable to 224,612,511 shares of common stock)	$1,583,830,018

NET ASSET VALUE PER SHARE ($1,583,830,018 ÷ 224,612,511)	$7.05

NET ASSETS CONSISTS OF
Common stock, $0.001 par value; 224,612,511 shares issued and outstanding (400,000,000 shares authorized)	$224,613
Paid-in capital	1,351,503,934
Accumulated earnings	232,101,471
Net assets applicable to shares outstanding	$1,583,830,018

See accompanying notes to financial statements.

9

Cornerstone Strategic Value Fund, Inc. Statement of Operations – for the Six Months Ended June 30, 2023 (unaudited)

INVESTMENT INCOME
Income:
Dividends	$13,081,919

Expenses:
Investment management fees (Note D)	7,332,638
Administration and fund accounting fees (Note D)	313,719
Directors’ fees and expenses	156,540
Printing	99,699
Custodian fees	77,341
Transfer agent fees	29,919
Legal and audit fees	27,814
Stock exchange listing fees	16,826
Insurance	14,615
Miscellaneous	22,486
Total Expenses	8,091,597

Net Investment Income	4,990,322

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from investments	52,135,920
Long-term capital gain distributions from regulated investment companies	14,997
Net change in unrealized appreciation/(depreciation) in value of investments	230,336,749
Net realized and unrealized gain on investments	282,487,666

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$287,477,988

See accompanying notes to financial statements.

10

Cornerstone Strategic Value Fund, Inc. Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2023 (unaudited)	For the Year Ended December 31, 2022

INCREASE/(DECREASE) IN NET ASSETS
Operations:
Net investment income	$4,990,322	$4,125,484
Net realized gain from investments	52,150,917	34,016,048
Net change in unrealized appreciation/(depreciation) in value of investments	230,336,749	(288,712,210)

Net increase (decrease) in net assets resulting from operations	287,477,988	(250,570,678)

Distributions to stockholders (Note B):
From earnings	(55,474,626)	(40,820,693)
Return-of-capital	(106,365,963)	(317,520,276)

Total distributions to stockholders	(161,840,589)	(358,340,969)

Common stock transactions:
Proceeds from rights offering of 0 and 81,023,152 shares of newly issued common stock, respectively	—	670,061,467
Offering expenses associated with rights offering	—	(586,873)
Proceeds from 8,600,942 and 14,992,021 shares newly issued in reinvestment of dividends and distributions, respectively	57,852,645	112,405,550

Net increase in net assets from common stock transactions	57,852,645	781,880,144

Total increase in net assets	183,490,044	172,968,497

NET ASSETS
Beginning of period	1,400,339,974	1,227,371,477
End of period	$1,583,830,018	$1,400,339,974

See accompanying notes to financial statements.

11

Cornerstone Strategic Value Fund, Inc. Financial Highlights

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from information provided in the financial statements and market price data for the Fund’s shares.

	For the Six Months Ended June 30		For the Years Ended December 31,
	2023 (Unaudited)		2022	2021	2020	2019		2018
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$6.48		$10.23	$9.93	$10.80	$10.50		$13.55
Net investment income #	0.02		0.02	0.01	0.05	0.10		0.11
Net realized and unrealized gain/(loss) on investments	1.29		(2.20)	1.86	1.31	2.66		(0.85)
Net increase/(decrease) in net assets resulting from operations	1.31		(2.18)	1.87	1.36	2.76		(0.74)

Dividends and distributions to stockholders:
Net investment income	(0.02)		(0.03)	(0.01)	(0.05)	(0.10)		(0.11)
Net realized capital gains	(0.23)		(0.22)	(0.92)	(0.78)	(0.52)		(0.26)
Return-of-capital	(0.49)		(1.91)	(0.99)	(1.40)	(1.84)		(2.47)
Total dividends and distributions to stockholders	(0.74)		(2.16)	(1.92)	(2.23)	(2.46)		(2.84)

Common stock transactions:
Anti-dilutive effect due to shares issued:
Rights offering	—		0.59	0.35	—	—		0.53
Reinvestment of dividends and distributions	0.00	+	0.00 +	0.00 +	0.00 +	0.00	+	0.00 +
Common stock repurchases	—		—	—	0.00 +	—		0.00 +
Total common stock transactions	0.00	+	0.59	0.35	0.00 +	0.00	+	0.53

Net asset value, end of period	$7.05		$6.48	$10.23	$9.93	$10.80		$10.50
Market value, end of period	$8.38		$7.37	$14.29	$11.73	$11.21		$11.18
Total investment return (a)	26.74	%(b)	(32.21)%	47.04%	31.58%	25.42%		(9.44)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)	$1,583,830		$1,400,340	$1,227,371	$769,031	$810,598		$762,236
Ratio of net expenses to average net assets (c)	1.10	%(d)	1.11%	1.12%	1.14%	1.13	%(e)	1.14%
Ratio of net investment income to average net assets (f)	0.68	%(d)	0.31%	0.14%	0.47%	0.95	%(e)	0.84%
Portfolio turnover rate	29	%(b)	39%	72%	95%	45%		58%

#	Based on average shares outstanding.
+	Amount rounds to less than $0.01 per share.
(a)

Total investment return at market value is based on the changes in market price of a share during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions.

(b)	Not annualized.
(c)	Expenses do not include expenses of investment companies in which the Fund invests.
(d)	Annualized.
(e)

Includes the reimbursement of proxy solicitation costs by the investment manager. If these costs had not been reimbursed by the investment manager, the ratio of expenses to average net assets would have been 1.14% for the year ended December 31, 2019

(f)	Recognition of net investment income by the Fund may be affected by the timing of the declaration of dividends, if any, by investment companies in which the Fund invests

See accompanying notes to financial statements.

12

Cornerstone Strategic Value Fund, Inc. Notes to Financial Statements (unaudited)

NOTE A. ORGANIZATION

Cornerstone Strategic Value Fund, Inc. (the “Fund” or “CLM”) was incorporated in Maryland on May 1, 1987 and commenced investment operations on June 30, 1987. Its investment objective is to seek long-term capital appreciation through investment primarily in equity securities of U.S. and non-U.S. companies. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, diversified management investment company. As an investment company, the Fund follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services–Investment Companies.”

NOTE B. SIGNIFICANT ACCOUNTING POLICIES

Management Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Subsequent Events: The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date its financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to such financial statements.

Portfolio Valuation: Investments are stated at value in the accompanying financial statements. Readily marketable portfolio securities listed on the New York Stock Exchange (“NYSE”) are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities. Securities trading on the Nasdaq Stock Market, Inc. (“NASDAQ”) are valued at the NASDAQ Official Closing Price.

Readily marketable securities traded in the over-the counter market, including listed securities whose primary market is believed by Cornerstone Advisors, LLC (the “Investment Manager” or “Cornerstone”) to be over-the-counter, are valued at the mean of the current bid and asked prices as reported by the NASDAQ or, in the case of securities not reported by the NASDAQ or a comparable source, as the Board of Directors deem appropriate to reflect their fair market value. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes reflect most closely the value of such securities. At June 30, 2023, the Fund held no securities valued in good faith by the Board of Directors.

The net asset value per share of the Fund is calculated weekly and on the last business day of the month with the exception of those days on which the NYSE is closed.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio. During the six months ended June 30, 2023, the Fund did not invest in derivative instruments or engage in hedging activities.

13

Cornerstone Strategic Value Fund, Inc. Notes to Financial Statements (unaudited) (continued)

Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis; dividend income is recorded on the ex-dividend date.

The Fund holds certain investments which pay distributions to their stockholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or long-term capital gains are treated as a reduction of the cost of investments or as a realized gain, respectively.

Taxes: No provision is made for U.S. federal income or excise taxes as it is the Fund’s intention to continue to qualify as a regulated investment company and to make the requisite distributions to its stockholders which will be sufficient to relieve it from all or substantially all U.S. federal income and excise taxes.

The Accounting for Uncertainty in Income Taxes Topic of the FASB Accounting Standards Codification defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of June 30, 2023, the Fund does not have any interest or penalties associated with the under-payment of any income taxes. Management reviewed any uncertain tax positions for open tax years 2020 through 2022, and for the six months ended June 30, 2023. There was no material impact to the financial statements.

Distributions to Stockholders: Effective June 25, 2002, the Fund initiated a fixed, monthly distribution to stockholders. On November 29, 2006, this distribution policy was updated to provide for the annual resetting of the monthly distribution amount per share based on the Fund’s net asset value on the last business day in each October. The terms of the distribution policy will be reviewed and approved at least annually by the Fund’s Board of Directors and can be modified at their discretion. To the extent that these distributions exceed the current earnings of the Fund, the balance will be generated from sales of portfolio securities held by the Fund, which will either be short-term or long- term capital gains or a tax-free return-of-capital. To the extent these distributions are not represented by net investment income and capital gains, they will not represent yield or investment return on the Fund’s investment portfolio. The Fund plans to maintain this distribution policy even if regulatory requirements would make part of a return-of-capital, necessary to maintain the distribution, taxable to stockholders and to disclose that portion of the distribution that is classified as ordinary income. Although it has no current intention to do so, the Board may terminate this distribution policy at any time and such termination may have an adverse effect on the market price for the Fund’s common shares. The Fund determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses, including capital loss carryovers, if any. To the extent that the Fund’s taxable income in any calendar year exceeds the aggregate amount distributed pursuant to this distribution policy, an additional distribution may be made to avoid the payment of a 4% U.S. federal excise tax, and to the extent that the aggregate amount distributed in any calendar year exceeds the Fund’s taxable income, the amount of that excess may constitute a return-of-capital for tax purposes. A return-of-capital distribution reduces the cost basis of an investor’s shares in the Fund. Dividends and distributions to stockholders are recorded by the Fund on the ex-dividend date.

14

Cornerstone Strategic Value Fund, Inc. Notes to Financial Statements (unaudited) (continued)

NOTE C. FAIR VALUE

As required by the Fair Value Measurement and Disclosures Topic of the FASB Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories:

●	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

●

Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

●

Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Securities or other assets that are not publicly traded or for which a market price is not otherwise readily available will be valued at a price that reflects such security’s fair value, as determined by the Investment Manager and ratified by the Board in accordance with the Fund’s Policy for Valuation of Portfolio Securities. In making such fair value determinations, the Investment Manager is required to consider all appropriate factors relevant to the value of securities for which other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Investment Manager would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debit issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Investment Manager’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Investment Manager is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the Fund’s investments and the inputs used as of June 30, 2023, in valuing the investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices
Equity Securities	$1,575,244,828	$—
Short-Term Investment	9,226,720	—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$1,584,471,548	$—

*	Other financial instruments include futures, forwards and swap contracts, if any.

15

Cornerstone Strategic Value Fund, Inc. Notes to Financial Statements (unaudited) (continued)

The breakdown of the Fund’s investments into major categories is disclosed in its Schedule of Investments.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at June 30, 2023.

NOTE D. AGREEMENTS WITH AFFILIATES

At June 30, 2023, certain officers of the Fund are also officers of Cornerstone or Ultimus Fund Solutions, LLC (“Ultimus”). Such officers are paid no fees by the Fund for serving as officers of the Fund.

Investment Management Agreement

Cornerstone serves as the Fund’s Investment Manager with respect to all investments. As compensation for its investment management services, Cornerstone receives from the Fund an annual fee, calculated weekly and paid monthly, equal to 1.00% of the Fund’s average weekly net assets. For the six months ended June 30, 2023, Cornerstone earned $7,332,638 for investment management services.

Fund Accounting and Administration Agreement

Under the fund accounting and administration agreement with the Fund, Ultimus is responsible for generally managing the administrative affairs of the Fund, including supervising the preparation of reports to stockholders, reports to and filings with the Securities and Exchange Commission (“SEC”) and materials for meetings of the Board.

Ultimus is also responsible for calculating the net asset value per share and maintaining the financial books and records of the Fund. Ultimus is entitled to receive a fee in accordance with the agreements. For the six months ended June 30, 2023, Ultimus earned $313,719 as fund accounting agent and administrator.

NOTE E. INVESTMENT IN SECURITIES

For the six months ended June 30, 2023, purchases and sales of securities, other than short-term investments, were $428,567,310 and $527,555,827, respectively.

NOTE F. SHARES OF COMMON STOCK

The Fund has 400,000,000 shares of common stock authorized and 224,612,511 shares issued and outstanding at June 30, 2023. Transactions in common stock for the six months ended June 30, 2023, were as follows:

Shares at beginning of period	216,011,569
Shares newly issued from rights offering	—
Shares issued in reinvestment of dividends and distributions	8,600,942
Shares at end of period	224,612,511

NOTE G. FEDERAL INCOME TAXES

Income and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales.

The tax character of dividends and distributions paid to stockholders during the periods ended June 30, 2023 and December 31, 2022 was as follows:

	June 30, 2023	December 31, 2022
Ordinary Income	$4,990,322	$5,492,773
Long-Term Capital Gains	50,484,304	35,327,920
Return-of-Capital	106,365,963	317,520,276
Total Distributions	$161,840,589	$358,340,969

16

Cornerstone Strategic Value Fund, Inc. Notes to Financial Statements (unaudited) (concluded)

At December 31, 2022, the components of accumulated earnings on a tax basis for the Fund were as follows:

Net unrealized appreciation	$98,109
Total accumulated earnings	$98,109

The following information is computed on a tax basis for each item as of June 30, 2023:

Cost of portfolio investments	$1,352,370,077
Gross unrealized appreciation	$277,638,906
Gross unrealized depreciation	(45,537,435)
Net unrealized appreciation	$232,101,471

17

Results of Annual Meeting of Stockholders (unaudited)

On April 11, 2023, the Annual Meeting of Stockholders of the Fund was held and the following matter was voted upon based on 217,448,477 shares of common stock outstanding on the record date of February 15, 2023:

(1) To approve the election of three Class I Directors to hold office until the year 2026 Annual Meeting of Stockholders and one Class II Director to hold office until the year 2024 Annual Meeting of Stockholders.

Name of Directors	For	Withheld
Daniel W. Bradshaw (Class I)	125,057,681	5,078,379
Robert E. Dean (Class I)	125,380,267	4,755,793
Marcia E. Malzahn (Class I)	125,475,737	4,660,323
Ralph W. Bradshaw (Class II)	125,297,767	4,838,293

18

Investment Management Agreement Approval Disclosure (unaudited)

The Board of Directors (the “Board”) of Cornerstone Strategic Value Fund, Inc. (the “Fund”), including those members of the Board who are not “interested persons,” as such term is defined by the 1940 Act (the “Independent Directors”), considers the approval of the continuation of the Investment Management Agreement (the “Agreement”) between Cornerstone Advisors, LLC (the “Investment Manager”) and the Fund on an annual basis. The most recent approval of the continuation of the Agreement occurred at an in-person meeting of the Board held on February 10, 2023.

The Board requested and received extensive materials and information from the Investment Manager to assist them in considering the approval of the continuance of the Agreement. Based on the Board’s review of the materials and information as well as discussions with management of the Investment Manager, the Board determined that the approval of the continuation of the Agreement was consistent with the best interests of the Fund and its stockholders. The Board decided that the continuation of the Agreement would enable the Fund to continue to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its stockholders. The Board made these determinations on the basis of the following factors, among others: (1) the nature, extent, and quality of the services provided by the Investment Manager; (2) the cost to the Investment Manager for providing such services, with special attention to the Investment Manager’s profitability (and whether the Investment Manager realizes any economies of scale); (3) the direct and indirect benefits received by the Investment Manager from its relationship with the Fund and the other investment companies advised by the Investment Manager; and (4) comparative information as to the management fees, expense ratios and performance of other similarly situated closed-end investment companies.

In response to a questionnaire distributed by Fund counsel to the Investment Manager in accordance with Section 15(c) of the 1940 Act, as amended, the Investment Manager provided certain information to the independent members of the Board in advance of the meeting held on February 10, 2023. The materials provided by the Investment Manager described the services offered by the Investment Manager to the Fund and included an overview of the Investment Manager’s investment philosophy, management style and plan, including the Investment Manager’s extensive knowledge and experience in the closed-end fund industry. The Board noted that the Investment Manager provides quarterly reviews of the performance of the Fund and the Investment Manager’s services for the Fund. The Board also discussed the experience and knowledge of the Investment Manager with respect to managing the Fund’s monthly distribution policy and the extent to which such policy contributes to the market’s positive valuation of the Fund.

The Board also reviewed and discussed a comparison of the Fund’s performance for the one-year, three-year, five-year and since inception periods ending November 30, 2022 with the performance of comparable closed-end funds for the same periods and a comparison of the Fund’s expense ratios and management fees with those of comparable funds. Additionally, the Investment Manager presented an analysis of its profitability based on its contractual relationship with the Fund and the other investment companies advised by the Investment Manager.

The Board carefully evaluated this information, taking into consideration many factors including the overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Investment Manager. The Independent Directors met in executive session to discuss the information provided and was advised by independent legal counsel with respect to their deliberations and their duties when considering the Agreement’s continuance. Based on their review of the information requested and provided, the Independent Directors determined that: (i) the Investment Manager is expected to continue to provide a high-caliber quality of service to the Fund for the benefit of its stockholders; (ii) the Fund’s performance was satisfactory; (iii) the management

19

Investment Management Agreement Approval Disclosure (unaudited)
(Concluded)

fees payable to the Investment Manager under the Agreement, in light of the services to be provided, were not unreasonable; and (iv) the Investment Manager’s estimated profitability with respect to the Fund was not excessive. The Independent Directors concluded that the Fund’s fee structure was not unreasonable and that the renewal of the Agreement with respect to the Fund was in the best interests of its stockholders. In considering the Agreement’s renewal, the Independent Directors considered a variety of factors, including those discussed above, and also considered other factors (including conditions and trends prevailing generally in the economy and the securities markets). The Independent Directors did not identify any one factor as determinative, and each Independent Director may have weighed each factor differently. The Independent Directors’ noted that their conclusions may be based in part on the Board’s ongoing regular review of the Fund’s performance and operations throughout the year. Accordingly, in light of the above considerations and such other factors and information it considered relevant, the Board by a unanimous vote (including a separate vote of the Independent Directors) approved the continuance of the Agreement with respect to the Fund.

20

Description of Dividend Reinvestment Plan (unaudited)

Cornerstone Strategic Value Fund, Inc. (the “Fund”) operates a Dividend Reinvestment Plan (the “Plan”), administered by Equiniti Trust Company, LLC (the “Agent”), pursuant to which the Fund’s income dividends or capital gains or other distributions (each, a “Distribution” and collectively, “Distributions”), net of any applicable U.S. withholding tax, are reinvested in shares of the Fund.

Stockholders automatically participate in the Fund’s Plan, unless and until an election is made to withdraw from the Plan on behalf of such participating stockholder. Stockholders who do not wish to have Distributions automatically reinvested should so notify the Agent at 6201 15th Avenue, Brooklyn, NY 11219. Under the Plan, the Fund’s Distributions to stockholders are reinvested in full and fractional shares as described below.

When the Fund declares a Distribution the Agent, on the stockholder’s behalf, will (i) receive additional authorized shares from the Fund either newly issued or repurchased from stockholders by the Fund and held as treasury stock (“Newly Issued Shares”) or (ii) purchase outstanding shares on the open market, on the NYSE American or elsewhere, with cash allocated to it by the Fund (“Open Market Purchases”).

The method for determining the number of Newly Issued Shares received when Distributions are reinvested will be determined by dividing the amount of the Distribution either by the Fund’s last reported net asset value per share or by a price equal to the average closing price of the Fund over the five trading days preceding the payment date of the Distribution, whichever is lower. However, if the last reported net asset value of the Fund’s shares is higher than the average closing price of the Fund over the five trading days preceding the payment date of the Distribution ice (i.e., the Fund is selling at a discount), shares may be acquired by the Agent in Open Market Purchases and allocated to the reinvesting stockholders based on the average cost of such Open Market Purchases. Upon notice from the Fund, the Agent will receive the distribution in cash and will purchase shares of common stock in the open market, on the NYSE American or elsewhere, for the participants’ accounts, except that the Agent will endeavor to terminate purchases in the open market and cause the Fund to issue the remaining shares if, following the commencement of the purchases, the market value of the shares, including brokerage commissions, exceeds the net asset value at the time of valuation. These remaining shares will be issued by the Fund at a price equal to the net asset value at the time of valuation.

In a case where the Agent has terminated open market purchases and caused the issuance of remaining shares by the Fund, the number of shares received by the participant in respect of the cash dividend or distribution will be based on the weighted average of prices paid for shares purchased in the open market, including brokerage commissions, and the price at which the Fund issues the remaining shares. To the extent that the Agent is unable to terminate purchases in the open market before the Agent has completed its purchases, or remaining shares cannot be issued by the Fund because the Fund declared a dividend or distribution payable only in cash, and the market price exceeds the net asset value of the shares, the average share purchase price paid by the Agent may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund.

Whenever the Fund declares a Distribution and the last reported net asset value of the Fund’s shares is higher than its market price, the Agent will apply the amount of such Distribution payable to Plan participants of the Fund in Fund shares (less such Plan participant’s pro rata share of brokerage commissions incurred with respect to Open Market Purchases in connection with the reinvestment of such Distribution) to the purchase on the open market of Fund shares for such Plan participant’s account. Such purchases will be made on or after the payable date for such Distribution, and in no event more than 30 days after such date except where temporary curtailment or suspension of purchase

21

Description of Dividend Reinvestment Plan (unaudited) (concluded)

is necessary to comply with applicable provisions of federal securities laws. The Agent may aggregate a Plan participant’s purchases with the purchases of other Plan participants, and the average price (including brokerage commissions) of all shares purchased by the Agent shall be the price per share allocable to each Plan participant.

Registered stockholders who do not wish to have their Distributions automatically reinvested should so notify the Fund in writing. If a stockholder has not elected to receive cash Distributions and the Agent does not receive notice of an election to receive cash Distributions prior to the record date of any Distribution, the stockholder will automatically receive such Distributions in additional shares.

Participants in the Plan may withdraw from the Plan by providing written notice to the Agent at least 30 days prior to the applicable Distribution payment date. The Agent will maintain all stockholder accounts in the Plan and furnish written confirmations of all transactions in the accounts, including information needed by stockholders for personal and tax records The Agent will hold shares in the account of the Plan participant in non-certificated form in the name of the participant, and each stockholder’s proxy will include those shares purchased pursuant to the Plan. The Agent will distribute all proxy solicitation materials to participating stockholders.

In the case of stockholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating in the Plan, the Agent will administer the Plan on the basis of the number of shares certified from time to time by the record stockholder as representing the total amount of shares registered in the stockholder’s name and held for the account of beneficial owners participating in the Plan.

Neither the Agent nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the Plan, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participants account prior to receipt of written notice of his or her death or with respect to prices at which shares are purchased or sold for the participants account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.

The automatic reinvestment of Distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Distributions. The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan.

Participants may at any time sell some or all their shares though the Agent. Shares may be sold via the internet at www.equiniti.com or through the toll free number. Participants can also use the tear off portion attached to the bottom of their statement and mail the request to Equiniti Trust Company, LLC, 6201 15th Avenue, Brooklyn, NY 11219. There is a commission of $0.05 per share.

All correspondence concerning the Plan should be directed to the Agent 6201 15th Avenue, Brooklyn, NY 11219. Certain transactions can be performed online at www.equiniti.com or by calling the toll-free number (866) 668-6558.

22

Proxy Voting and Portfolio Holdings Information (unaudited)

The policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

●	without charge, upon request, by calling toll-free (866) 668-6558; and

●	on the website of the SEC, www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll-free (866) 668-6558, and on the SEC’s website at www.sec.gov or on the Fund’s website at www.cornerstonestrategicvaluefund.com (See Form N-PX).

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov.

Summary of General Information (unaudited)

Cornerstone Strategic Value Fund, Inc. is a closed-end, diversified investment company whose shares trade on the NYSE American. Its investment objective is to seek capital appreciation with current income as a secondary objective. The Fund is managed by Cornerstone Advisors, LLC.

Stockholder Information (unaudited)

The Fund is listed on the NYSE American (symbol “CLM”). The previous week’s net asset value per share, market price, and related premium or discount are available on the Fund’s website at www.cornerstonestrategicvaluefund.com.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that Cornerstone Strategic Value Fund, Inc. may from time to time purchase shares of its common stock in the open market.

This report, including the financial statements herein, is sent to the stockholders of the Fund for their information. The financial information included herein is taken from the records of the Fund without examination by the independent registered public accountants who do not express an opinion thereon. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report.

23

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Cornerstone Strategic Value Fund, Inc.

(b)	Not applicable

Item 2.	Code of Ethics.

Not applicable

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not required

Item 6.	Schedule of Investments.

(a)       Not applicable [schedule filed with Item 1]

(b)       Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not required

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not required

(b)	There has not been a change in any of the Portfolio Managers identified in response to this Item in the registrant's most recent annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that have been implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) or this Item.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

The Registrant does not engage in securities lending activities.

Item 13.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(1)	Not applicable

(2)	Not applicable

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(a)(4) Change in the registrant’s independent public accountants: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act
Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Cornerstone Strategic Value Fund, Inc.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, Chairman and President (Principal Executive Officer)

Date	August 18, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, Chairman and President (Principal Executive Officer)

Date	August 18, 2023

By (Signature and Title)*		/s/ Brian J. Lutes
Brian J. Lutes, Treasurer and Principal Financial Officer

Date	August 18, 2023

*	Print the name and title of each signing officer under his or her signature.